Board of Directors, Fiscal Council, Advisory committees and Executive Officers	9 Months Ended
Sep. 30, 2011
Board of Directors, Fiscal Council, Advisory committees and Executive Officers
Board of Directors, Fiscal Council, Advisory committees and Executive Officers

21   Board of Directors, Fiscal Council, Advisory committees and Executive Officers

Board of Directors	Governance and Sustainability Committee
Gilmar Dalilo Cezar Wanderley
Ricardo José da Costa Flores	Renato da Cruz Gomes
Chairman	Ricardo Simonsen

Mário da Silveira Teixeira Júnior	Fiscal Council
Vice-President
Marcelo Amaral Moraes
Fuminobu Kawashima	Chairman
José Mauro Mettrau Carneiro da Cunha
José Ricardo Sasseron	Aníbal Moreira dos Santos
Luciano Galvão Coutinho	Antonio Henrique Pinheiro Silveira
Oscar Augusto de Camargo Filho	Arnaldo José Vollet
Paulo Soares de Souza
Renato da Cruz Gomes
Robson Rocha	Alternate
Nelson Henrique Barbosa Filho	Cícero da Silva
Marcus Pereira Aucélio
Alternate	Oswaldo Mário Pêgo de Amorim Azevedo

Eduardo de Oliveira Rodrigues Filho	Executive Officers
Estáquio Wagner Guimarães Gomes
Deli Soares Pereira	Murilo Pinto de Oliveira Ferreira
Hajime Tonoki	Chief Executive Officer
João Moisés de Oliveira
Luiz Carlos de Freitas	Vania Lucia Chaves Somavilla
Marco Geovanne Tobias da Silva	Executive Officer for Human Resources and Corporate
Paulo Sergio Moreira da Fonseca	Services
Raimundo Nonato Alves Amorim
Sandro Kohler Marcondes	Eduardo de Salles Bartolomeo
Executive Officer for Integrated Bulk Operations
Advisory Committees of the Board of Directors
Eduardo Jorge Ledsham
Controlling Committee	Executive Office for Exploration, Energy and Projects
Luiz Carlos de Freitas
Paulo Ricardo Ultra Soares	Guilherme Perboyre Cavalcanti
Paulo Roberto Ferreira de Medeiros	Chief Financial Officer and Investor Relations

Executive Development Committee	José Carlos Martins
João Moisés de Oliveira	Executive Officer for Marketing, Sales and Strategy
José Ricardo Sasseron
Oscar Augusto de Camargo Filho	Mario Alves Barbosa Neto
Executive Officer for Fertilizers
Strategic Committee
Murilo Pinto de Oliveira Ferreira	Tito Botelho Martins
Luciano Galvão Coutinho	Executive Officer for Base Metals Operations
Mário da Silveira Teixeira Júnior
Oscar Augusto de Camargo Filho	Marcus Vinicius Dias Severini
Ricardo José da Costa Flores	Chief Officer of Accounting and Control Department

Finance Committee	Vera Lucia de Almeida Pereira Elias
Guilherme Perboyre Cavalcanti	Chief Accountant
Eduardo de Oliveira Rodrigues Filho	CRC-RJ - 043059/O-8
Luciana Freitas Rodrigues
Luiz Maurício Leuzinger